Schedule I — Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost	$ 1,121,841
Value		$ 1,134,485
Amount at which shown in the balance sheet	1,134,485
Total fixed maturities
Cost	1,054,347
Value	1,066,261
Amount at which shown in the balance sheet	1,066,261
Foreign governments
Cost	33,292
Value	33,638
Amount at which shown in the balance sheet	33,638
Public utilities
Cost	67,207
Value	67,741
Amount at which shown in the balance sheet	67,741
All other corporate bonds
Cost	932,435
Value	950,081
Amount at which shown in the balance sheet	950,081
Redeemable preferred stock
Cost	21,413
Value	14,801
Amount at which shown in the balance sheet	14,801
Total equity securities
Cost	16,086
Value	20,936
Amount at which shown in the balance sheet	20,936
Public utilities
Cost	92
Value	157
Amount at which shown in the balance sheet	157
Banks, trust and insurance companies
Cost	7,531
Value	7,878
Amount at which shown in the balance sheet	7,878
Industrial, miscellaneous and all other
Cost	8,463
Value	12,901
Amount at which shown in the balance sheet	12,901
Nonredeemable preferred stocks
Cost	0
Value	0
Amount at which shown in the balance sheet	0
Short-term investments
Cost	31,170
Value	31,170
Amount at which shown in the balance sheet	31,170
Other long-term investments
Cost	12,028
Value	13,710
Amount at which shown in the balance sheet	13,710
Equity-method investments measured at fair value
Cost	8,210
Value	2,408
Amount at which shown in the balance sheet	$ 2,408